Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 12, 2014
Deutsche X-trackers U.S. Aggregate Bond- Interest Rate Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Deutsche X-trackers U.S. Aggregate Bond - Interest Rate Hedged ETF Ticker: AGIH Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Deutsche X-trackers U.S. Aggregate Bond - Interest Rate Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the DBIQ U.S. Aggregate Bond - Interest Rate Hedged Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you will incur if you buy and hold shares of the Fund.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, using a "passive" or indexing investment approach, attempts to track the performance of the Underlying Index, which is comprised of (a) long positions in U.S. dollar-denominated government-related bonds, corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities and asset-backed securities and (b) short positions in U.S. Treasury notes or bonds ("Treasury Securities") of, in aggregate, approximate equivalent duration to the investment grade bonds. Duration is a measure that estimates the sensitivity of a bond's price relative to interest rate changes. Duration is often expressed as a period of time, and considers the timing and pattern of interest and principal payments. Generally, a lower duration indicates a lower sensitivity to changes in interest rates, and a higher duration indicates a higher sensitivity to changes in interest rates.

By taking these short positions, the Underlying Index seeks to mitigate the potential negative impact of rising Treasury interest rates ("interest rates") on the performance of investment grade bonds (conversely limiting the potential positive impact of falling interest rates). The short positions are not intended to mitigate other factors influencing the price of high yield bonds, such as credit risk, which may have a greater impact than rising or falling interest rates.

[The securities in the Underlying Index have $500 million or more of outstanding face value with the exception of U.S. Treasury bonds with at least $1 billion of outstanding face value and have at least one year remaining to maturity. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Underlying Index. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last calendar day of each month. The Underlying Index is [reconstituted and] rebalanced (including a reset of the interest rate hedge) on a monthly basis.]

As of [—], 2014, the Underlying Index was comprised of [3,934] bonds issued by [561] different issuers.

Relative to a long-only investment in the same investment grade bonds, the Underlying Index, and thus the Fund, should outperform in a rising interest rate environment and underperform in a falling or static interest rate environment. In addition, the performance of the Underlying Index, and by extension the Fund, depends on many factors beyond rising or falling interest rates, such as the perceived level of credit risk in the investment grade bond positions. These factors may be as or more important to the performance of the Underlying Index, and thus the Fund, than the impact of interest rates. As such, there is no guarantee that the Underlying Index, and accordingly, the Fund, will have positive performance even in environments of sharply rising interest rates. The Underlying Index, and thus the Fund, may be more volatile than a long-only position in the same investment grade bonds.

The Fund will invest in derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds or funds (including exchange-traded funds ("ETFs")), interest rates or indexes. The Fund primarily invests in derivatives as a substitute for obtaining short exposure in Treasury Securities [but may also do so to a limited extent to obtain high yield bond exposure]. These derivatives principally include futures contracts, which are standardized contracts traded on, or subject to the rules of, an exchange that call for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement. The Fund will use futures contracts to obtain short exposure to Treasury Securities.

The Fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. investment-grade bonds. In addition, the Fund will invest at least 80% of its total assets, [but typically far more,] in instruments that comprise the Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.

As of [•], 2014, the Underlying Index was substantially comprised of issuers in the [financial services] sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of this Prospectus entitled "Further Discussion of Principal Risks" and in the Statement of Additional Information ("SAI").

Fixed income securities risk. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. There is a risk that a lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the Fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The Underlying Index (and therefore the Fund) seeks to mitigate this risk by taking short positions in Treasury Securities.

Credit risk. The Fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities. The hedging methodology of the Underlying Index does not seek to mitigate credit risk.

Hedging risk. The Underlying Index seeks to mitigate the potential negative impact of rising Treasury interest rates on the performance of investment grade bonds. The short positions in Treasury Securities are not intended to mitigate credit risk or other factors influencing the price of investment grade bonds, which may have a greater impact than rising or falling interest rates. There is no guarantee that the short positions will completely eliminate the interest rate risk of the long investment grade bond positions. While the Fund seeks to achieve an effective duration of zero, the hedge cannot fully account for changes in the shape of the Treasury interest rate (yield) curve. Because the duration hedge is reset on a monthly basis, interest rate risk can develop intra-month. The Fund could lose money if either or both the Fund's long and short positions produce negative returns.

When interest rates fall, an unhedged investment in the same investment grade bonds will outperform the Fund. Performance of the Fund could be particularly poor if investment grade credit deteriorates at the same time that Treasury interest rates fall. Furthermore, when interest rates remain unchanged, an investment in the Fund will underperform a long-only investment in the same investment grade bonds.

Short position risk. The Fund will seek short exposure to Treasury Securities through futures contracts, which will cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain short exposure through financial instruments such as futures contracts, or require the Fund to seek short exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected.

Derivatives risk. Investing in derivatives may expose the Fund to greater risks than investing directly in the assets underlying those derivatives. The principal risk of futures contracts is that they may result in losses in excess of the amount invested in the futures contract, which may be unlimited. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Any costs associated with using derivatives may also have the effect of lowering the Fund's return.

[Financial services sector risk. The Fund invests a significant portion of its assets in securities of issuers in the financial services sector in order to track the Underlying Index's allocation to that sector. The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets in 2007 and ensuing financial crisis in 2008 resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.]

Pricing risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Issuer-specific changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Passive investment risk. The Fund and the Underlying Index are not actively managed. The Fund may hold component securities of the Underlying Index regardless of their current or projected performance, and does not attempt to take defensive positions under any market conditions, including declining markets. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Tracking error risk. The performance of the Fund may diverge from that of its Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. In addition, the Fund's use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. The Fund's return also may diverge from the return of the Underlying Index because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Underlying Index. The Fund's use of derivatives may also increase the deviation between the Fund's return and that of the Underlying Index.

Counterparty risk. A financial institution or other counterparty with whom the Fund does business, or that underwrites, distributes or guarantees any investments or contracts that the Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Fund or could delay the return or delivery of collateral or other assets to the Fund.

Non-diversification risk. The Fund is non-diversified, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

[Portfolio turnover risk. The Fund may experience frequent portfolio turnover due to the [monthly] reconstituting and rebalancing of the Underlying Index. In addition, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Such activity may have a particularly significant impact on funds (like the Fund) that seek long exposure to investment-grade bonds.]
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The Fund is non-diversified, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.deutsche-etfs.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once available, the Fund’s performance information will be accessible on the Fund’s website at www.deutsche-etfs.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.deutsche-etfs.com
Deutsche X-trackers U.S. Aggregate Bond- Interest Rate Hedged ETF | Deutsche X-trackers U.S. Aggregate Bond- Interest Rate Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets		[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
1 Year	rr_ExpenseExampleYear01
3 Years	rr_ExpenseExampleYear03

[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.